Fair Value of Pension Plan Assets (Detail) (U.S. Plan, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	$ 1,277,700,000	$ 1,094,100,000	$ 982,100,000
Preferred and Common Stock | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	111,500,000	99,400,000
Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	55,900,000	42,900,000
Fixed Income | U.S. Government Sponsored Agency
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	142,400,000	292,000,000
Other Investment | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	194,700,000	159,500,000
Other Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,500,000	34,300,000
Other Investment | Collective Trust Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	195,600,000	208,300,000
Other Investment | Short Term Investment Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	76,400,000	110,400,000
Other Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	49,400,000	38,100,000
Other Investment | Emerging Markets Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,200,000	33,100,000
Other Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47,400,000	45,500,000
Other Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	30,200,000	29,200,000
Other Investment | Government Agencies Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	294,200,000
Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	5,300,000	1,400,000
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	402,600,000	335,600,000
Fair Value, Inputs, Level 1 | Preferred and Common Stock | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	111,500,000	99,400,000
Fair Value, Inputs, Level 1 | Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	53,600,000	41,000,000
Fair Value, Inputs, Level 1 | Other Investment | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	194,700,000	159,500,000
Fair Value, Inputs, Level 1 | Other Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,500,000	34,300,000
Fair Value, Inputs, Level 1 | Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	5,300,000	1,400,000
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	797,500,000	683,800,000
Fair Value, Inputs, Level 2 | Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	2,300,000	1,900,000
Fair Value, Inputs, Level 2 | Fixed Income | U.S. Government Sponsored Agency
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	142,400,000	292,000,000
Fair Value, Inputs, Level 2 | Other Investment | Collective Trust Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	195,600,000	208,300,000
Fair Value, Inputs, Level 2 | Other Investment | Short Term Investment Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	76,400,000	110,400,000
Fair Value, Inputs, Level 2 | Other Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	49,400,000	38,100,000
Fair Value, Inputs, Level 2 | Other Investment | Emerging Markets Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	37,200,000	33,100,000
Fair Value, Inputs, Level 2 | Other Investment | Government Agencies Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	294,200,000
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	77,600,000	74,700,000
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47,400,000	45,500,000	33,500,000
Fair Value, Inputs, Level 3 | Other Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47,400,000	45,500,000
Fair Value, Inputs, Level 3 | Other Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	$ 30,200,000	$ 29,200,000